UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        December 31, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Endicott Management Company
           --------------------------------------------------
Address:   623 Fifth Avenue
           --------------------------------------------------
           Suite 3104
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:  28-10720
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wayne K. Goldstein
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 808-3767
           --------------------------------------------------

Signature, Place, and Date of Signing:


/s/ Wayne K. Goldstein           New York, New York        02/06/2008
-------------------------    ---------------------------   -----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                                                   0
                                                       -------------

Form 13F Information Table Entry Total:
                                                                  19
                                                       -------------

Form 13F Information Table Value Total:
                                                             $49,823
                                                       -------------
                                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                      Form 13F INFORMATION TABLE
              COLUMN 1                COLUMN 2  COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
-------------------------------  -------------- --------- --------  -----------------  ---------- -------- -------------------------
                                                           VALUE    SHRS OR  SH/  PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS  CUSIP     (x$1000)  PRN AMT  PRN  CALL DISCRETION  MANAGERS   SOLE    SHARED  NONE
------------------------------- --------------  -------   --------  -------- --- ----  ----------  --------  ------- ------- ------
AMERIPRISE FINL INC             COM             03076C106   3,362    61,000   SH          SOLE                61,000
------------------------------------------------------------------------------------------------------------------------------------
AMERISAFE INC                   COM             03071H100   7,007   451,800   SH          SOLE               451,800
------------------------------------------------------------------------------------------------------------------------------------
ANNALY CAP MGMT INC             COM             035710409   4,932   271,300   SH          SOLE               271,300
------------------------------------------------------------------------------------------------------------------------------------
ANWORTH MORTGAGE ASSET CP       COM             037347101   1,322   160,000   SH          SOLE               160,000
------------------------------------------------------------------------------------------------------------------------------------
COINSTAR INC                    COM             19259P300   1,849    65,700   SH          SOLE                65,700
------------------------------------------------------------------------------------------------------------------------------------
COMMUNITY CAPITAL BANCSHARES    COM             203634100   1,544   214,100   SH          SOLE               214,100
------------------------------------------------------------------------------------------------------------------------------------
FIRST MUTUAL BANCSHARES INC     COM             32190E102     137     4,991   SH          SOLE                 4,991
------------------------------------------------------------------------------------------------------------------------------------
GREENLIGHT CAPITAL RE LTD     CLASS A           G4095J109     104     5,000   SH          SOLE                 5,000
------------------------------------------------------------------------------------------------------------------------------------
HERITAGE OAKS BANCORP           COM             42724R107   1,200    95,250   SH          SOLE                95,250
------------------------------------------------------------------------------------------------------------------------------------
M & T BANK CORP COM             COM             55261F104   1,224    15,000   SH          SOLE                15,000
------------------------------------------------------------------------------------------------------------------------------------
MFA MTG INVTS INC               COM             55272X102   3,454   373,416   SH          SOLE               373,416
------------------------------------------------------------------------------------------------------------------------------------
PNC FINL SVCS GROUP INC         COM             693475105   3,283    50,000   SH          SOLE                50,000
------------------------------------------------------------------------------------------------------------------------------------
STATE BANCORP INC N.Y.          COM             855716106   2,805    215,77   SH          SOLE               215,771
------------------------------------------------------------------------------------------------------------------------------------
SUPERIOR BANCORP                COM             86806M106   1,245   231,875   SH          SOLE               231,875
------------------------------------------------------------------------------------------------------------------------------------
TIDELANDS BANCSHARES INC        COM             886374107   4,534   421,751   SH          SOLE               421,751
------------------------------------------------------------------------------------------------------------------------------------
US BANCORP DEL                  COM NEW         902973304   2,196    69,200   SH          SOLE                69,200
------------------------------------------------------------------------------------------------------------------------------------
UNITED AMER INDEMNITY LTD       CL A            90933T109   5,395   270,850   SH          SOLE               270,850
------------------------------------------------------------------------------------------------------------------------------------
WESTERN UN CO                   COM             959802109   4,152   171,000   SH          SOLE               171,000
------------------------------------------------------------------------------------------------------------------------------------
WESTFIELD FINANCIAL INC NEW     COM             96008P104      78     8,000   SH          SOLE                 8,000
